Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Condensed Consolidated Statements Of Comprehensive Income Loss
Net income (loss)	$ 544	$ 662	$ 971	$ 1,655	$ 2,651	$ (564)
Foreign currency translation	(57)	(22)	(55)	(21)	(42)	(10)
Total other comprehensive income (loss)	(57)	(22)	(55)	(21)	(42)	(10)
Comprehensive income (loss)	$ 487	$ 640	$ 916	$ 1,634	$ 2,609	$ (574)